Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of internal credit grades [line items]
ECL allowance	$ 22	$ 23
Residential mortgages	209,792	208,652
Business and government loans	129,539	125,798
Customers' liability under acceptances	9,505	9,167
Financial instruments credit-impaired [member] | Other assets [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	26	25
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	9,505	9,167
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	18	60
Business and government loans	$ 21,635	$ 21,182